Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Of Cash Flows [Abstract]
NET LOSS BEFORE TAX FOR THE YEAR	$ (58,165)	$ (82,932)	$ (108,723)
Adjustments for:
Depreciation expense	736	721	737
Post-employment (benefit) / cost	(553)	492	(477)
Share-based compensation expense	5,843	6,506	11,884
Income tax paid		(52)	(80)
Other operating income	(20,095)
Finance expense, net	3,651	3,231	1,628
Changes in operating assets and liabilities:
Other receivables	(3,198)	326	193
Prepaid expenses, deferred costs and other long-term assets	166	(1,029)	1,356
Other payables and current liabilities	(2,223)	2,141	5,499
Accrued expenses and other long-term liabilities	3,534	(170)	(2,628)
NET CASH FLOWS USED IN OPERATING ACTIVITIES	(70,304)	(70,766)	(90,611)
Net proceeds from disposal of intangible assets	22,200
Payments for plant and equipment	(14)	(5)	(46)
Acquisition of a license			(5,000)
NET CASH FLOWS FROM (USED IN) INVESTING ACTIVITIES	22,186	(5)	(5,046)
Proceeds from issuance of shares	53,226	37,254	3,206
Proceeds from the exercise of warrants	22,117
Oxford loan repayment	(26,986)
Proceeds from issuance of convertible debt	27,354
Proceeds from issuance of warrants	2,646
Issuance costs related to convertible debt and warrant	(2,128)
Proceeds from exercise of stock-options			193
Share issuance costs	(1,959)
Principal elements of lease payments	(682)	(630)	(571)
Interest paid	(2,484)	(2,321)	(818)
NET CASH FLOWS FROM FINANCING ACTIVITIES	71,104	32,249	26,627
Net (decrease) / increase in cash and cash equivalents	22,986	(38,522)	(69,030)
Cash and cash equivalents at January 1,	31,183	69,370	138,640
Effects of exchange rate changes on cash and cash equivalents	565	335	(240)
Cash and cash equivalents at December 31,	$ 54,734	$ 31,183	$ 69,370